Discontinued Operations (Details Narrative) - USD ($) $ in Millions		3 Months Ended			12 Months Ended
	Oct. 07, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 04, 2024
Common Stock [Member]
Stock Issued During Period, Shares, New Issues		442,000	141,000	135,000	343,000	10,000
Subsequent Event [Member]
Unsecured Debt	$ 2.5
Debt Agreement [Member] | Subsequent Event [Member] | Investor [Member]
Secured Debt	4.1
Unsecured Debt	$ 2.5
Debt Agreement [Member] | Subsequent Event [Member] | Aegis, Bigger, District 2 and LDI [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues	119,873
Debt Agreement [Member] | Subsequent Event [Member] | Aegis, Bigger, District 2 and LDI [Member] | Series C Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	31,234
Debt Agreement [Member] | Bigger and District 2 [Member]
Equity Method Investment, Ownership Percentage							50.00%
Debt Agreement [Member] | Aegis and LDI [Member]
Equity Method Investment, Ownership Percentage							50.00%